Inventories - Additional Information (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories
Finished goods are net of valuation reserves	$ 260,356	$ 295,411	$ 364,300
Raw materials are net of valuation reserves		$ 0	$ 2,872,977